Income Tax - Additional Information (Details) € in Millions, $ in Millions	72 Months Ended
	Dec. 31, 2022 USD ($)	Dec. 31, 2022 EUR (€)	Dec. 31, 2021 USD ($)	Dec. 31, 2021 EUR (€)
United Kingdom
Operating Loss Carryforwards [Line Items]
Taxation loss carryforwards	$ 29.0		$ 28.9
Spain
Operating Loss Carryforwards [Line Items]
Taxation loss carryforwards	118.1	€ 110.3	125.2	€ 110.3
Disallowed costs carried forward	15.9	14.8	16.9	14.8
Luxembourg
Operating Loss Carryforwards [Line Items]
Taxation loss carryforwards	$ 261.1	€ 243.9	$ 224.9	€ 197.8
Carryforward limitation (in years)	17